Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information
Entity Registrant Name	Hughes Satellite Systems Corp
Entity Central Index Key	0001533758
Document Type	S-4
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer